                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: ______

     This Amendment (Check only one.): [ ] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            The Cincinnati Casualty Company
Address:         6200 South Gilmore Road
                 Fairfield, Ohio 45014

13F File Number: 028-10755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Martin F. Hollenbeck
Title: Chief Investment Officer
Phone: (513) 870-2000

Signature, Place and Date of Signing:


/s/ Martin F. Hollenbeck                   Fairfield, Ohio   August 7, 2009
----------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  1
Form 13F Information Table Entry Total             9
Form 13F Information Table Value Total        39,594
                                         (thousands)

List of Other Included Managers:

No.   File No.    Name
---   ---------   --------------------------------
01    028-10798   Cincinnati Financial Corporation


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

                                 COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5
ISSUER                        TITLE OF CLASS    CUSIP    FMV (000)  SHARES/PRINCIPAL  SH/PRN
------                        --------------  ---------  ---------  ----------------  ------
DOVER CORP                        COMMON      260003108     2,978         90,000        SH
DUKE ENERGY CORP                  COMMON      26441C105     2,902        198,900        SH
EMERSON ELECTRIC                  COMMON      291011104     2,916         90,000        SH
GENUINE PARTS CO                  COMMON      372460105       503         15,000        SH
HONEYWELL INT L INC               COMMON      438516106     1,570         50,000        SH
JOHNSON & JOHNSON                 COMMON      478160104     1,420         25,000        SH
PROCTER & GAMBLE CORPORATION      COMMON      742718109    11,767        230,271        SH
SPECTRA ENERGY CORP               COMMON      847560109     4,644        274,450        SH
WYETH                             COMMON      983024100    10,894        240,000        SH
                                                          39,594

                                  COLUMN 6    COLUMN 7  COLUMN 8
ISSUER                        INVESTMENT DIS  OTH MGRS    SOLE    SHARED   NONE
------                        --------------  --------  --------  -------  ----
DOVER CORP                     SHARED-OTHER      01         --     90,000    --
DUKE ENERGY CORP               SHARED-OTHER      01         --    198,900    --
EMERSON ELECTRIC               SHARED-OTHER      01         --     90,000    --
GENUINE PARTS CO               SHARED-OTHER      01         --     15,000    --
HONEYWELL INT L INC            SHARED-OTHER      01         --     50,000    --
JOHNSON & JOHNSON              SHARED-OTHER      01         --     25,000    --
PROCTER & GAMBLE CORPORATION   SHARED-OTHER      01         --    230,271    --
SPECTRA ENERGY CORP            SHARED-OTHER      01         --    274,450    --
WYETH                          SHARED-OTHER      01         --    240,000    --


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